Revenue (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 5,779,000	$ 6,641,000	$ 8,811,000		$ 7,438,000
Deferred revenue, revenue recognized	53,700		20,600		20,600		$ 192,300
Capitalized contract cost	20,900		21,900		20,600
Other assets	12,000		5,000		1,600
Capitalized contract cost amortization	22,820	27,400	36,200		46,200
Other assets			5,000
AI Solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	5,656,000	6,641,000	8,811,000	[1]	$ 7,438,000	[1]
AI Education Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 123,000

[1]	The revenue from the AI Solutions - Products is insignificant during the year ended December 31, 2024 and 2023.